Selling, General and Administrative Expenses (Summary of Selling, General and Administrative Expenses) (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Selling, General and Administrative Expense [Abstract]
Personnel expenses	¥ 84,762	¥ 77,513	¥ 171,183	¥ 154,100
Selling expenses	28,281	21,725	50,807	41,251
Administrative expenses	40,167	34,456	75,881	68,253
Depreciation of office facilities	2,269	2,178	4,394	4,350
Total	¥ 155,479	¥ 135,872	¥ 302,265	¥ 267,954